Income taxes (Schedule of Unrecognized Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Opening balance	$ 5,328	$ 2,711
Increase related to current year tax positions	1,357	2,617
Closing balance	$ 6,685	$ 5,328